Shareholder Report, Line Graph (Details) LMF6800_Western Asset Total Return Unconstrained Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,208,009	$ 1,124,466	$ 1,067,527	$ 1,109,250	$ 1,233,274	$ 1,146,078	$ 1,131,842	$ 1,094,336	$ 1,076,073	$ 1,000,000	$ 1,257,798
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,125,849	1,067,571	1,053,813	1,076,889	1,173,363	1,178,133	1,076,751	1,011,981	1,015,786	1,000,000	$ 1,183,642
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 1,210,186	$ 1,155,168	$ 1,095,415	$ 1,062,031	$ 1,060,503	$ 1,059,337	$ 1,040,187	$ 1,017,219	$ 1,004,389	$ 1,000,000	$ 1,257,169